5. Loans and Allowance for Loan Losses, Loans Held For Sale (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Loans And Allowance For Loan Losses Loans Held For Sale Details
Loans held for sale	$ 1,255	$ 0
Proceeds from sales of mortgage loans originated for sale	15,714	0
Gain on sales of mortgage loans originated for sale	$ 525	$ 0